Property, Equipment and Software, Net - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation and amortization of property, equipment and software	¥ 5,299,059	$ 814,450	¥ 7,317,920	¥ 11,563,567